INTANGIBLE ASSETS - Schedule of Intangible Assets (Details) - ARS ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Disclosure of detailed information about intangible assets [line items]
Intangible assets	$ 8,710,863	$ 3,811,125
Software
Disclosure of detailed information about intangible assets [line items]
Intangible assets	$ 8,710,863	$ 3,811,125